Premises and Equipment (Tables)	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment [Abstract]
Components of Premises and Equipment
Premises and equipment at March 31, 2025 and 2026 consisted of the following:

	2025	2026
	(in millions)
Land	¥406,470	¥512,220
Buildings	794,868	848,904
Equipment and furniture	561,926	595,226
Leasehold improvements	284,171	306,522
Construction in progress	34,007	46,896
Total	2,081,442	2,309,768
Less accumulated depreciation	1,161,588	1,224,911
Premises and equipment-net	¥919,854	¥1,084,857